Consolidated Statements of Changes in Shareholders' Equity	Common Shares Previously Reported Class A Common shares USD ($) shares	Common Shares Previously Reported Common Class B [Member] USD ($) shares	Common Shares Cumulative effect of retroactive application of recapitalization Class A Common shares USD ($) shares	Common Shares Cumulative effect of retroactive application of recapitalization Common Class B [Member] USD ($) shares	Additional Paid-In Capital Previously Reported USD ($)	Additional Paid-In Capital Cumulative effect of retroactive application of recapitalization USD ($)	Additional Paid-In Capital Redeemable noncontrolling interest, Preferred Series B USD ($)	Additional Paid-In Capital Redeemable noncontrolling interest, Preferred Series C USD ($)	Additional Paid-In Capital USD ($)	Accumulated Deficit Previously Reported USD ($)	Accumulated Deficit USD ($)	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS Previously Reported USD ($)	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS Redeemable noncontrolling interest, Preferred Series B USD ($)	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS Redeemable noncontrolling interest, Preferred Series C USD ($)	TOTAL EQUITY ATTRIBUTABLE TO SHAREHOLDERS USD ($)	Non-Controlling Interest Redeemable noncontrolling interest, Preferred Series B USD ($)	Non-Controlling Interest Redeemable noncontrolling interest, Preferred Series C USD ($)	Non-Controlling Interest USD ($)	Redeemable noncontrolling interest, Preferred Series B Redeemable noncontrolling interest, Preferred Series B USD ($)	Redeemable noncontrolling interest, Preferred Series B USD ($)	Redeemable noncontrolling interest, Preferred Series C Redeemable noncontrolling interest, Preferred Series C USD ($)	Redeemable noncontrolling interest, Preferred Series C USD ($)	Previously Reported USD ($)	Cumulative effect of retroactive application of recapitalization Exchangeable Voting Shares shares	Multiple Voting Shares shares	Subordinate Voting Shares. shares	Exchangeable Voting Shares shares	Redeemable noncontrolling interest, Preferred Series B USD ($)	Redeemable noncontrolling interest, Preferred Series C USD ($)	USD ($) shares
Balance at Dec. 31, 2020	$ 2,059	$ 323	$ (2,059)	$ (323)	$ 42,932,020	$ 2,382			$ 42,934,402	$ (16,659,478)	$ (16,659,478)	$ 26,274,924			$ 26,274,924								$ 26,274,924							$ 26,274,924
Balance (in shares) at Dec. 31, 2020 | shares	205,900,164	32,295,270	(205,900,164)	(32,295,270)																				23,191,563			23,191,563
Increase (Decrease) in Stockholders' Equity
Net Loss Attributable to the Company											(44,167,812)				(44,167,812)															(44,167,812)
Net Loss																														(44,365,586)
Loss attributable to a non-controlling interest																		$ (197,774)												197,774
Share-Based Compensation from Options									88,654						88,654															88,654
Share-Based Compensation from Options (in shares) | shares																										479,195
Issuance for Business Acquisition									3,380,278						3,380,278															3,380,278
Issuance for business acquisition (in shares) | shares																											731,369
Issuance for Exercise of Warrants (in shares) | shares																											160,149
Issuance for Conversion of Preferred Shares (in shares) | shares																											2,577,227
Shares Issued in Business Combination for Cash									116,630,384						116,630,384															116,630,384
Shares Issued in Business Combination for Cash (in shares) | shares																									4,754,979	22,335,908
Fair Value of Warrants Issued in Connection with Debt									3,276,764						3,276,764															3,276,764
Share-Based Compensation from Options and RSU's									8,484,913						8,484,913															8,484,913
Share-Based Compensation from Common Shares									225,000						225,000															225,000
Share-Based Compensation from Common Shares (in shares) | shares																											48,682
Issuance for Conversion of Convertible Debt									1,925,000						1,925,000															1,925,000
Issuance for Conversion of Convertible Debt (in shares) | shares																											646,096
Preferred Shares of Subsidiary Issued for Conversion of Debt									31,285,258						31,285,258															31,285,258
Derivative Liability Reclassed to Equity Upon Conversion of Debt									6,722,000						6,722,000															6,722,000
Shares Payable for Asset Acquisition									748,500						748,500															748,500
Reclass of Shares Payable									(2,756,830)						(2,756,830)															(2,756,830)
Issuance for Conversion of Exchangeable Shares | shares																										9,098,302	(9,098,302)
Cash Received in Advance of Shares Issued									1,500,000						1,500,000															1,500,000
Cash Received in Advance of Shares Issued (in shares) | shares																										150,000
Shares Issued for the Purchase of Property and Equipment									29,250,000						29,250,000															29,250,000
Shares Issued for the Purchase of Property and Equipment (in shares) | shares																										6,500,000
Distributions to Preferred Shareholders									(1,797,423)						(1,797,423)															(1,797,423)
Balance at Dec. 31, 2021									241,896,900		(60,827,290)				181,069,610															181,069,610
Balance at Dec. 31, 2021									241,896,900		(60,827,290)																			180,871,836
Balance at Dec. 31, 2021																		(197,774)												$ (197,774)
Balance (in shares) at Dec. 31, 2021 | shares																									4,754,979	38,563,405	18,256,784
Increase (Decrease) in Stockholders' Equity
Recapitalization Transaction Ratio																														10.27078
Net Loss Attributable to the Company											(35,534,892)				(35,534,892)			(61,675)												$ (35,534,892)
Net Loss																														(35,596,567)
Loss attributable to a non-controlling interest																														61,675
Share-Based Compensation from Options									12,755,681						12,755,681															$ 12,755,681
Share-Based Compensation from Options (in shares) | shares																														227,116
Issuance for Business Acquisition									25,266,796						25,266,796															$ 25,266,796
Issuance for business acquisition (in shares) | shares																										8,417,325
Fair Value of Incentive Shares Issued in a Business Acquisition									188,122						188,122															188,122
Reclassification of Series A Preferred Shares to Non-Controlling Interests									(29,487,835)						(29,487,835)			29,487,835
Redemption of Series A Preferred Shares																		(772,718)												(772,718)
Issuance of Preferred Shares and Warrants							$ 7,790,939	$ 966,208					$ 7,790,939	$ 966,208					$ 19,467,011		$ 3,733,792							$ 27,257,950	$ 4,700,000
Exchange of Series A Preferred Shares and Warrants For Series B Shares and Preferred Warrants																		(17,082,976)		$ 17,082,976
Adjustment of Preferred Shares to Redemption Value																$ (13,449,142)	$ (966,208)		$ 13,449,142		$ 966,208
Issuance for Payment of Interest on Convertible Debentures																														$ 868,763
Issuance for Payment of Interest on Convertible Debentures (in Shares) | shares																														347,108
Shares Issued for Exercise of Options									303,694						303,694															$ 303,694
Shares Issued for Exercise of Options (in shares) | shares																										227,116
Shares Issued for Exercise of Restricted Stock Units (in shares) | shares																										2,162,265				2,162,265
Contributions									888,727						888,727			4,616,273												$ 5,505,000
Fair Value of Warrants Issued in Connection with Debt									89,250						89,250															89,250
Issuance for Working Capital Adjustment | shares																											246,402
Dividends - Preferred Shareholders																		(5,835,131)		1,775,064		$ 59,925								(4,000,142)
Issuance for Conversion of Convertible Debt									868,763						868,763															$ 868,763
Issuance for Conversion of Convertible Debt (in shares) | shares																										347,108
Issuance for Conversion of Exchangeable Shares | shares																										5,936,636	(5,936,636)			5,936,636
Balance at Dec. 31, 2022															$ 165,165,063															$ 165,165,063
Balance at Dec. 31, 2022									$ 261,527,245		$ (96,362,182)									$ 51,774,193		$ 4,759,925								217,437,665
Balance at Dec. 31, 2022																		$ (4,261,516)												$ (4,261,516)
Balance (in shares) at Dec. 31, 2022 | shares																									4,754,979	55,653,855	12,566,550
Increase (Decrease) in Stockholders' Equity
Recapitalization Transaction Ratio																														10.27078